FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The inputs used to measure fair value are based on a hierarchy that prioritizes observable and unobservable inputs used in valuation techniques. These levels, in order of highest to lowest priority, are described below:
Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.
Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.
Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities that are remeasured at fair value as of September 30, 2025 and December 31, 2024.

		Fair Value Measurements as of September 30, 2025 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$640	$—	$640
	Accrued liabilities	—	(12,305)	—	(12,305)
Bunker fuel hedges:	Accrued liabilities	—	(304)	—	(304)
Interest rate swap contracts:
	Other receivables, net	—	9,408	—	9,408
	Other assets	—	673	—	673
	Other long-term liabilities	—	(461)	—	(461)
Rabbi Trust investments:
	Short-term investments	—	—	6,299	6,299
	Long-term investments	—	—	14,198	14,198
Contingent consideration:
	Contingent consideration	—	—	(4,652)	(4,652)
	Contingent consideration, less current portion	—	—	(1,202)	(1,202)
Total		$—	$(2,349)	$14,643	$12,294

		Fair Value Measurements as of December 31, 2024 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$7,553	$—	$7,553
	Accrued liabilities	—	(2,181)	—	(2,181)
Bunker fuel hedges:	Accrued liabilities	—	(7)	—	(7)
Interest rate swap contracts:
	Other receivables, net	—	278	—	278
	Other assets	—	24,036	—	24,036
Rabbi Trust investments:
	Short-term investments	—	—	6,019	6,019
	Long-term investments	—	—	14,630	14,630
Contingent consideration:
	Contingent consideration	—	—	(3,399)	(3,399)
	Contingent consideration, less current portion	—	—	(4,007)	(4,007)
Total		$—	$29,679	$13,243	$42,922

The assets and liabilities that are required to be recorded at fair value on a recurring basis are derivative instruments, contingent consideration and Rabbi Trust investments. The fair values of the Company’s derivative instruments are determined using Level 2 inputs, which are defined as “observable prices that are based on inputs not quoted on active markets but corroborated by market data.” The fair values of the foreign currency forward contracts, the interest rate swaps and bunker fuel hedges were estimated using internal discounted cash flow calculations based upon forward foreign currency exchange rates, bunker fuel futures, interest rate yield curves or quotes obtained from brokers for contracts with similar terms, less any credit valuation adjustments based on Dole’s own credit risk and any counterparties' credit risk.
Dole sponsors a non-qualified deferred compensation plan and a frozen non-qualified supplemental defined benefit plan for executives. The plans are funded through investments in Rabbi Trusts. Securities are recorded at fair value with realized and unrealized holding gains or losses included in earnings. As of September 30, 2025, securities totaled $20.5 million, of which $6.3 million was classified as short-term and included in short-term investments in the condensed consolidated balance sheets, and $14.2 million was classified as long-term and included in long-term investments in the condensed consolidated balance sheets. As of December 31, 2024, securities totaled $20.6 million, of which $6.0 million was classified as short-term and $14.6 million was classified as long-term. Dole estimates the fair value of its Rabbi Trust investments using prices provided by its custodian, which are based on various third-party pricing services or valuation models developed by the underlying fund managers. The Rabbi Trust investments are held by the custodian in various Master Trust Units (“MTUs”), where the fair value is derived from the individual investment components. Each investment within the MTU is individually valued, after considering gains, losses, contributions and distributions, and the collective value of the MTU represents the total fair value. Dole has evaluated the methodologies used by the custodian to develop the estimate of fair value and assessed whether such valuations are representative of fair value, including net asset value. Dole has determined the valuations to be Level 3 inputs, because they are based upon significant unobservable inputs.
The table below sets forth a summary of changes in the fair value of the Level 3 Rabbi Trust investments for the nine months ended September 30, 2025:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2024	$20,649
Net realized and unrealized gains recognized in earnings*	1,507
Plan contributions	2
Plan distributions	(1,661)
Balance as of September 30, 2025	$20,497
*Net amount comprised of realized and unrealized gains of $0.3 million and $1.2 million, respectively, recorded in other income (expense), net, in the condensed consolidated statements of operations.
The carrying value of contingent consideration in the condensed consolidated balance sheets approximates fair value based on the present value of the expected payments, discounted using a risk-adjusted rate. The expected payments are determined by forecasting the acquiree's earnings over the applicable period. Remeasurement gains and losses are recognized in other income (expense), net, in the condensed consolidated statement of operations. Dole has determined the valuations use Level 3 inputs, because they are based upon significant unobservable inputs.
The table below sets forth a summary of changes in the fair value of the Level 3 contingent consideration for the nine months ended September 30, 2025:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2024	$(7,406)
Payments	1,015
Remeasurement gain	1,309
Foreign exchange impact	(772)
Balance as of September 30, 2025	$(5,854)
Fair Value of Financial Instruments
In estimating the Company’s fair value disclosures for financial instruments, Dole used the following methods and assumptions:
Cash and cash equivalents: These items have carrying values reported in the condensed consolidated balance sheets that approximate fair value due to their liquid nature, and they are classified as Level 1.
Short-term trade and grower receivables: These items have carrying values reported in the condensed consolidated balance sheets that are net of allowances, and they are classified as Level 2.
Trade payables: These items have carrying values reported in the condensed consolidated balance sheets that approximate fair value, and they are classified as Level 2.
Notes receivable and notes payable: These items have carrying values reported in the condensed consolidated balance sheets that approximate fair value, and they are classified as Level 2.
Long-term grower receivables: These items have carrying values reported in the condensed consolidated balance sheets that are net of allowances, and they are classified as Level 2.
Finance and operating leases: The carrying value of finance lease obligations reported in the condensed consolidated balance sheets approximates fair value based on current interest rates, which contain an element of default risk. The fair value of finance lease obligations is estimated using Level 2 inputs based on quoted prices for those or similar instruments. For operating leases, Dole uses the rate implicit in the lease to discount leases payments to present value, when available. However, most leases do not provide a readily determinable implicit rate. Therefore, the Company’s incremental borrowing rate is used to discount the lease payments based on information available at lease commencement.
Interest-bearing loans and borrowings: For floating rate interest-bearing loans and borrowings with a contractual repricing date of less than one year, the nominal amount is deemed to reflect fair value. For loans with repricing dates of greater than one year, fair value is calculated based on the present value of the expected future principal and interest cash flows, discounted at interest rates effective at the reporting date and adjusted for movements in credit spreads. Based on these inputs, these instruments are classified as Level 2.
Fair Value of Debt
Dole estimates the fair value of its Term Loan A and Farm Credit Term Loan based on third party pricing derived from prices of debt of companies with a similar credit profile.
The carrying value of the Company’s Term Loan Facilities, net of debt issuance costs, and gross estimated fair value of these term loans based on Level 2 inputs in the fair value hierarchy are summarized below:

	September 30, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Carrying value, net of unamortized debt issuance costs	$590,294	$694,362
Unamortized debt issuance costs	7,269	9,338
Gross carrying value	$597,563	$703,700

Estimated fair value	$586,241	$702,820
See Note 12 “Debt” for additional detail on long-term debt instruments.
Credit Risk
The counterparties to the foreign currency exchange contracts consist of a number of major international financial institutions. Dole has established counterparty guidelines and regularly monitors its positions and the financial strength of these institutions. While counterparties to hedging contracts expose Dole to credit-related losses in the event of a counterparty’s non-performance, the risk would be limited to the unrealized gains on such affected contracts. Dole does not anticipate any such losses.